Marketable Securities	12 Months Ended
May 31, 2019
Investments Debt And Equity Securities [Abstract]
Marketable Securities

NOTE D — MARKETABLE SECURITIES

The following tables summarize marketable securities held at May 31, 2019 and 2018 by asset type:

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2019
Fixed maturity:
U.S. treasury and other government	$24,483	$372	$(308)	$24,547
Corporate bonds	422	43	(3)	462
Total available-for-sale securities	$24,905	$415	$(311)	$25,009

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2018
Equity securities:
Mutual funds - foreign	$46,123	$1,839	$(1,197)	$46,765
Mutual funds - domestic	99,833	727	(2,770)	97,790
Total equity securities	145,956	2,566	(3,967)	144,555
Fixed maturity:
U.S. treasury and other government	23,562	39	(552)	23,049
Corporate bonds	432	43	(8)	467
Total fixed maturity securities	23,994	82	(560)	23,516
Total	$169,950	$2,648	$(4,527)	$168,071

Marketable securities, included in other current and long-term assets totaling $8.6 million and $16.4 million at May 31, 2019, respectively, and included in other current and long-term assets totaling $97.4 million and $70.7 million at May 31, 2018, respectively, are composed of available-for-sale securities and are reported at fair value.  We carry a portion of our marketable securities portfolio in long-term assets since they are generally held for the settlement of our general and product liability insurance claims processed through our wholly owned captive insurance subsidiaries.

Marketable securities include available-for-sale securities and are reported at fair value. Realized gains and losses on sales of investments are recognized in net income on the specific identification basis. Changes in the fair values of securities that are considered temporary are recorded as unrealized gains and losses, net of applicable taxes, in accumulated other comprehensive income (loss) within stockholders’ equity. Other-than-temporary declines in market value from original cost are reflected in investment income, net in the period in which the unrealized losses are deemed other than temporary. In order to determine whether other-than-temporary declines in market value have occurred, the duration of the decline in value and our ability to hold the investment are considered in conjunction with an evaluation of the strength of the underlying collateral and the extent to which the investment’s amortized cost or cost, as appropriate, exceeds its related market value.

During fiscal 2019, we adopted ASU 2016-01, “Recognition and Measurement of Financial Assets and Liabilities,” which requires all unrealized gains and losses on marketable equity securities to be recognized in earnings.  Prior to adoption, equity securities were included in our available-for-sale portfolio and unrealized gains and losses were recognized through other comprehensive (loss) income until realized, at which point we recorded a gain or loss on sale. As of May 31, 2019, we held approximately $87.5 million in equity securities.  Additionally, as of May 31, 2019 and 2018, we held approximately $12.3 million and $9.9 million, respectively, in trading securities in relation to our deferred compensation plan.

Unrealized gains and losses, as well as realized gains and losses, on sales of marketable securities are included in investment (income), net in the Consolidated Statements of Income.  Refer to Note A(15), “Investment (Income), Net,” for further details.

Summarized below are the available-for-sale securities we held at May 31, 2019 and 2018 that were in an unrealized loss position and that were included in accumulated other comprehensive income (loss), aggregated by the length of time the investments had been in that position:

	May 31, 2019		May 31, 2018
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Total investments with unrealized losses	$11,508	$(311)	$106,253	$(4,527)
Unrealized losses with a loss position for less than 12 months	806	(2)	68,376	(1,570)
Unrealized losses with a loss position for more than 12 months	10,702	(309)	37,877	(2,957)

We have reviewed all of the securities included in the table above and have concluded that we have the ability and intent to hold these investments until their cost can be recovered, based upon the severity and duration of the decline. Therefore, we did not recognize any other-than-temporary impairment losses on these investments. The unrealized losses generally relate to investments whose fair values at May 31, 2019 and 2018 were less than 15% below their original cost. From time to time, we may experience significant volatility in general economic and market conditions.  If we were to experience unrealized losses that were to continue for longer periods of time, or rise to more significant levels of unrealized losses within our portfolio of investments in marketable securities in the future, we may recognize additional other-than-temporary impairment losses. Such potential losses could have a material impact on our results of operations in any given reporting period. As such, we continue to closely evaluate the status of our investments and our ability and intent to hold these investments.

The net carrying values of available-for-sale debt securities at May 31, 2019, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
Due:
Less than one year	$8,594	$8,563
One year through five years	10,886	10,836
Six years through ten years	4,468	4,582
After ten years	957	1,028
	$24,905	$25,009